11 Leases	12 Months Ended
Dec. 31, 2019
Disclosure of quantitative information about leases for lessee [abstract]
Leases
11	Leases

All leases are accounted for by recognising a right-of-use asset and a lease liability except for:

·	Leases of low value assets; and

·	Leases with a duration of 12 months or less.

IFRS 16 was adopted 1 January 2019 without restatement of comparative figures. For an explanation of the transitional requirements that were applied as at 1 January 2019, see Note 32. The following policies apply subsequent to the date of initial application, 1 January 2019.

Lease liabilities are measured at the present value of the contractual payments due to the lessor over the lease term, with the discount rate determined by reference to the group’s incremental borrowing rate on commencement of the lease is used.

Right of use assets are initially measured at the amount of the lease liability, reduced for any lease incentives received, and increased for lease payments made at or before commencement of the lease.

Subsequent to initial measurement lease liabilities increase as a result of interest charged at a constant rate on the balance outstanding and are reduced for lease payments made. Right-of-use assets are amortised on a straight-line basis over the remaining term of the lease.

When the group revises its estimate of the term of any lease (because, for example, it re-assesses the probability of a lessee extension or termination option being exercised), it adjusts the carrying amount of the lease liability to reflect the payments to make over the revised term, which are discounted using a revised discount rate. An equivalent adjustment is made to the carrying value of the right-of-use asset, with the revised carrying amount being amortised over the remaining (revised) lease term. If the carrying amount of the right-of-use asset is adjusted to zero, any further reduction is recognised in profit or loss.

The Group had previously entered into a sublease agreement to mitigate the impact of an otherwise onerous lease on the closure of its Abingdon site. This has been recognised as a lease receivable as the Group determined that the sublease meets the definition of a finance lease under the transitional provisions of IFRS16 and therefore, no right-of-use asset is recognised.

Nature of leasing activities (in the capacity as lessee)

The group leases a number of properties in the jurisdictions from which it operates. In some jurisdictions it is customary for lease contracts to provide for payments to increase each year by inflation or and in others to be reset periodically to market rental rates.

Right of Use Asset	Land and Buildings £’000
At 1 January 2019	395
Additions	822
Effect of modification to lease terms	(82)
Depreciation	(303)
Exchange differences	(4)
At 31 December 2019	828

Lease Liabilities	Land and Buildings £’000
At 1 January 2019	546
Additions	822
Effect of modification to lease terms	(82)
Interest expenses	24
Lease payments	(391)
Exchange differences	(12)
At 31 December 2019	907

The group had commitments under non-cancellable operating leases as set out below, from 1 January 2019, the group has recognised right-of-use assets for these leases, exception for low value leases, see note 32 for further information.

	Land and Buildings £’000	Other £’000
2019
Expiring In one year or less	-	-
Expiring between one and five years	-	-
	-	-
2018
Expiring In one year or less	383	1
Expiring between one and five years	189	4
	572	5
2017
Expiring In one year or less	449	8
Expiring between one and five years	359	32
	808	40